Commitments (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments (Details) [Line Items]
Description of prior transaction	The holders of the majority of the insider shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow.	The holders of the majority of the insider shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow.
Deferred fee		2.50%
Gross proceeds		$ 5,031,250
Description of warrant solicitation fee		The Company has agreed to pay the underwriter a warrant solicitation fee of five percent (5%) of the exercise price of each Public Warrant exercised during the period commencing thirty days after the consummation of the Business Combination, including warrants acquired by security holders in the open market, but excluding warrants exercised during the 30 day period following notice of a proposed redemption.
Underwriters [Member]
Commitments (Details) [Line Items]
Deferred fee	2.50%
Gross proceeds	$ 5,031,250
Description of warrant solicitation fee	The Company has agreed to pay the underwriter a warrant solicitation fee of five percent (5%) of the exercise price of each Public Warrant exercised during the period commencing thirty days after the consummation of the Business Combination, including warrants acquired by security holders in the open market, but excluding warrants exercised during the 30 day period following notice of a proposed redemption.